Data Field Information:
TYPE		13F-HR
PERIOD		09/30/10
FILER
	CIK	0001104186
	CCC	mezun#8z

SUBMISSION-CONTACT

	NAME	Michelle Dobbins
	PHONE	404-760-3427

UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
  					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Masters Capital Mgmt, LLC
Address:	3060 Peachtree Road NW, Ste 1815
		Atlanta, GA 30305


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mike Masters
Title:  	Managing Member
Phone:		404-364-2019

Signature, Place, and Date of Signing:
Mike Masters	Atlanta, GA		November 12, 2010

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	34

Form 13F Information Table Value Total:	478,882

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FORM 13F INFORMATION TABLE
                                  TITLE OF                      VALUE    SHARES/   SH/  PUT/ INVSTMT VOTING AUTHORITY
NAME OF ISSUER                    CLASS               CUSIP   (X$1000)   PRN AMT   PRN  CALL DSCRETN    SOLE    SHARED NONE

ADVANCED BATTERY TECHNOLOG I      COM               00752H102     3,683  1,025,979 SH          SOLE    1,025,979   0    0
CONSOLIDATED EDISON INC           COM               209115104       241      5,000 SH          SOLE        5,000   0    0
CREE INC                          COM               225447101    27,145    500,000 SH   CALL   SOLE      500,000   0    0
DELTA AIR LINES INC DEL           COM NEW           247361702    11,640  1,000,000 SH   CALL   SOLE    1,000,000   0    0
DELTA AIR LINES INC DEL           COM NEW           247361702    11,946  1,026,300 SH   CALL   SOLE    1,026,300   0    0
DELTA AIR LINES INC DEL           COM NEW           247361702    11,941  1,025,900 SH   CALL   SOLE    1,025,900   0    0
DELTA AIR LINES INC DEL           COM NEW           247361702    11,640  1,000,000 SH   CALL   SOLE    1,000,000   0    0
DELTA AIR LINES INC DEL           COM NEW           247361702    11,932  1,025,065 SH          SOLE    1,025,065   0    0
FORESTAR GROUP INC                COM               346233109     2,336    137,031 SH          SOLE      137,031   0    0
HARRIS & HARRIS GROUP INC         COM               413833104       438    102,634 SH          SOLE      102,634   0    0
HARTFORD FINL SVCS GROUP INC      COM               416515104    11,475    500,000 SH   CALL   SOLE      500,000   0    0
HARTFORD FINL SVCS GROUP INC      COM               416515104     2,295    100,000 SH   CALL   SOLE      100,000   0    0
KKR FINANCIAL HLDGS LLC           NOTE  7.500% 1/1  48248AAD0     3,963  3,000,000 SH          SOLE    3,000,000   0    0
KKR FINANCIAL HLDGS LLC           COM               48248A306    17,560  2,000,000 SH          SOLE    2,000,000   0    0
LINCOLN NATL CORP IND             COM               534187109    23,920  1,000,000 SH   CALL   SOLE    1,000,000   0    0
MICROSOFT CORP                    COM               594918104    48,980  2,000,000 SH   CALL   SOLE    2,000,000   0    0
MIRANT CORP NEW                   *W EXP 01/03/201  60467R118         8    529,444 SH          SOLE      529,444   0    0
MITSUBISHI UFJ FINL GROUP IN      SPONSORED ADR     606822104     4,630  1,000,000 SH          SOLE    1,000,000   0    0
NATIONAL OILWELL VARCO INC        COM               637071101    15,565    350,000 SH   CALL   SOLE      350,000   0    0
PEABODY ENERGY CORP               COM               704549104    24,505    500,000 SH   CALL   SOLE      500,000   0    0
PMI GROUP INC                     COM               69344M101     6,423  1,750,000 SH          SOLE    1,750,000   0    0
SATCON TECHNOLOGY CORP            COM               803893106     1,880    500,000 SH          SOLE      500,000   0    0
SEARS HLDGS CORP                  COM               812350106    15,005    208,000 SH   CALL   SOLE      208,000   0    0
SEARS HLDGS CORP                  COM               812350106    36,070    500,000 SH   CALL   SOLE      500,000   0    0
SEARS HLDGS CORP                  COM               812350106    12,625    175,000 SH   CALL   SOLE      175,000   0    0
TRANSOCEAN LTD                    REG SHS           H8817H100    32,145    500,000 SH   CALL   SOLE      500,000   0    0
TRANSOCEAN LTD                    REG SHS           H8817H100    11,495    178,800 SH   CALL   SOLE      178,800   0    0
U S AIRWAYS GROUP INC             COM               90341W108     9,829  1,062,600 SH   CALL   SOLE    1,062,600   0    0
U S AIRWAYS GROUP INC             COM               90341W108     9,827  1,062,400 SH   CALL   SOLE    1,062,400   0    0
U S AIRWAYS GROUP INC             COM               90341W108     9,250  1,000,000 SH          SOLE    1,000,000   0    0
UAL CORP                          COM NEW           902549807    23,660  1,000,000 SH   CALL   SOLE    1,000,000   0    0
UAL CORP                          COM NEW           902549807    23,660  1,000,000 SH   CALL   SOLE    1,000,000   0    0
UAL CORP                          COM NEW           902549807    23,660  1,000,000 SH          SOLE    1,000,000   0    0
VALERO ENERGY CORP NEW            COM               91913Y100    17,510  1,000,000 SH   CALL   SOLE    1,000,000   0    0

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